Debt - Collateral and Guarantors (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt
Capital stock of the first-tier foreign subsidiaries pledged (as a percent)	65.00%	65.00%